Other Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Fixed Assets [Abstract]
Other Fixed Assets
	Land	Buildings	Storage Facility	Other	Total
Cost, December 31, 2013	$9,036	3,459	-	13,196	$25,691
- Additions	-	-	226,067	7,955	234,022
- Disposals	-	-	-	(33)	(33)
Cost, December 31, 2014	9,036	3,459	226,067	21,118	259,680
- Additions	-	-	843	771	1,614
- Disposals	-	-	-	(306)	(306)
Cost, December 31, 2015	9,036	3,459	226,910	21,583	260,988

Accumulated depreciation, December 31, 2013	-	519	-	2,263	2,782
- Depreciation expense	-	83	415	2,665	3,163
- Disposals	-	-	-	(33)	(33)
Accumulated depreciation, December 31, 2014	-	602	415	4,895	5,912
- Depreciation expense	-	122	5,176	3,212	8,510
- Disposals	-	-	-	(217)	(217)
Accumulated depreciation, December 31, 2015	-	724	5,591	7,890	14,205

Net book value, December 31, 2013	9,036	2,940	-	10,933	22,909
Net book value, December 31, 2014	9,036	2,857	225,652	16,223	253,768
Net book value, December 31, 2015	$9,036	2,735	221,319	13,693	$246,783